UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6619

        Nuveen Insured New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 24.2% (15.4% of Total Investments)
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:

$ 250	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AAA	$266,675
250	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AAA	267,310
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AAA	1,697,070
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AAA	576,395
4,820	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series	7/08 at 101.00	Aaa	4,920,544
	1998, 5.000%, 7/01/21 – AMBAC Insured
810	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	837,127
	Series 2001, 5.000%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,061,490
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
255	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AAA	264,869
	5.000%, 7/01/37 (WI/DD, Settling 7/11/07) – FGIC Insured
700	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	779,863
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	273,603
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	219,282
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AAA	1,107,310
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	1,333,170
	Facilities, Series 2002A, 5.000%, 5/15/16 – FGIC Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,446,928
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AAA	2,033,956
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Ethical Culture	6/15 at 100.00	AAA	1,032,640
	Fieldston School, Series 2005B-1, 5.000%, 6/01/35 – XLCA Insured
4,430	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Queens	1/17 at 100.00	AAA	4,591,120
	Baseball Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured (UB)
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
415	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	AAA	431,534
450	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	466,214
2,910	5.000%, 3/01/36 – MBIA Insured (UB)	9/16 at 100.00	AAA	3,014,847
55	New York City Industrial Development Authority, New York, Revenue Bonds, Queens Stadium	1/17 at 100.00	AAA	61,001
	Project, Series 2006, Residuals 1510, 7.127%, 1/01/39 – AMBAC Insured (IF)
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	7/07 at 102.00	AAA	1,276,738
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
350	New York Industrial Development Agency, Revenue Bonds, Yankee Stadium, Series 2006, Residuals	9/16 at 100.00	AAA	380,681
	1875, 6.951%, 3/01/46 – FGIC Insured (IF)
345	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aaa	359,480
	7/01/32 (WI/DD, Settling 7/12/07) – AMBAC Insured

23,250	Total Education and Civic Organizations			29,699,847

	Health Care – 21.6% (13.8% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/07 at 100.00	AAA	3,004,320
	Ellis Hospital, Series 1995, 5.600%, 8/01/25 – MBIA Insured
200	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	206,060
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
2,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	2,920,069
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	1,454,572
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,449,229
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	3,115,380
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	2,853,080
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
1,925	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,058,441
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series	1/08 at 102.00	AAA	1,539,375
	1997, 5.250%, 7/01/17 – FSA Insured
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	3,591,449
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,	2/12 at 100.00	AAA	1,058,810
	Series 2002A, 5.500%, 2/15/17 – FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,705,503
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,049,540
435	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	AAA	484,607
	2007A, 5.250%, 7/01/34 – FGIC Insured

29,115	Total Health Care			26,490,435

	Housing/Multifamily – 4.3% (2.7% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	422,352
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	422,540
2,165	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	2,243,719
200	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	190,976
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
1,920	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/07 at 101.00	AAA	1,942,387
	Series 1996A, 6.125%, 11/01/20 – FSA Insured

5,085	Total Housing/Multifamily			5,221,974

	Industrials – 1.0% (0.7% of Total Investments)
1,290	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	AAA	1,316,419
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 1.6% (1.0% of Total Investments)
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AAA	1,049,480
	2000B, 6.000%, 8/01/24 – MBIA Insured
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series	7/11 at 102.00	AAA	878,016
	2001A, 5.000%, 7/01/26 – FSA Insured

1,850	Total Long-Term Care			1,927,496

	Tax Obligation/General – 10.3% (6.6% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	530,550
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	335,295
40	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	33,700
	5.692%, 2/15/47 – MBIA Insured (IF)
2,060	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	1,951,850
	2/15/47 – MBIA Insured (UB)
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	AAA	232,373
	MBIA Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 –	2/08 at 101.00	AAA	2,036,340
	FGIC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,000	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,047,450
1,100	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,151,480
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AAA	1,049,070
	FGIC Insured
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA Insured	No Opt. Call	AAA	1,072,462
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding	6/12 at 100.00	Aaa	1,045,350
	Bonds, Series 2002, 5.125%, 6/15/18 – FSA Insured
500	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aaa	531,215
	Series 2005, 5.000%, 10/01/16 – FSA Insured
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	1,612,489

12,165	Total Tax Obligation/General			12,629,624

	Tax Obligation/Limited – 51.1% (32.5% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AAA	732,801
	2005A, 5.250%, 7/01/24 – CIFG Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	516,770
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	1,265,975
	2004-2, 5.000%, 7/01/20 – FGIC Insured
75	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/10 at 100.00	AAA	77,482
	Improvements, Series 2000D, 5.250%, 8/15/30 – FSA Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	774,188
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
925	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	979,825
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	623,676
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing
	Program, Series 2002D:
4,300	5.250%, 10/01/23 – MBIA Insured	10/12 at 100.00	AAA	4,531,382
875	5.000%, 10/01/30 – MBIA Insured	10/12 at 100.00	AAA	897,645
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	392,929
	2005F, 5.000%, 3/15/21 – FSA Insured
750	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	806,325
	City School District, Series 2003, 5.750%, 5/01/19 – FSA Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	549,050
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,616,500
	5.250%, 11/15/25 – FSA Insured
1,700	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	1,763,699
	5.000%, 11/15/31 – MBIA Insured
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	1,438,830
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	1,703,925
1,500	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	1,597,305
2,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	2,050,220
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	1,043,450
580	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	593,259
580	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	592,290
1,110	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	1,143,444
	Stadium Project, Series 2006, 5.000%, 1/01/46 (WI/DD, Settling 7/02/07) – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
920	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	956,690
680	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	706,255
3,840	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	3,983,385
1,900	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	1,978,261
	Series 2007S-1, 5.000%, 7/15/31 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003C:
715	5.250%, 8/01/20 – AMBAC Insured	8/12 at 100.00	AAA	753,567
2,090	5.250%, 8/01/21 – AMBAC Insured	8/12 at 100.00	AAA	2,202,735
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,051,280
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,044,420
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,553,880
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds,
	Series 2005:
1,035	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	1,071,101
2,065	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	2,118,318
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	1,612,935
	4/01/16 – FSA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/14 at 100.00	AAA	1,037,930
	Series 2004, 5.000%, 4/01/23 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
2,960	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	3,313,483
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	524,005
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	778,673
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	2,216,172
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	3,991,899
1,900	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AAA	2,005,241
	1994A, 5.250%, 1/01/14 – FSA Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	355,381
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,113,160
	2002E, 5.500%, 7/01/18 – FSA Insured
1,500	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	1,551,525
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 – AMBAC Insured

59,470	Total Tax Obligation/Limited			62,611,266

	Transportation – 13.2% (8.4% of Total Investments)
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	2,885,850
	4.500%, 11/15/36 – FSA Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA	535,070
2,010	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	AAA	2,067,968
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	2,057,680
	Series 2002E, 5.000%, 11/15/25 – MBIA Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
925	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA	971,000
1,475	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AAA	1,524,855
600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	622,224
	FSA Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	516,765
	Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,042,380
565	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	587,159
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	876,541
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	2,426,385

15,655	Total Transportation			16,113,877

	U.S. Guaranteed – 14.9% (9.5% of Total Investments) (4)
70	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/10 at 100.00	Aaa	72,869
	Improvements, Series 2000D, 5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured
2,000	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	2,107,880
	2003A, 5.000%, 3/15/32 (Pre-refunded 3/15/13) – FGIC Insured
3,215	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/10 at 101.00	AAA	2,887,006
	2000A, 6.050%, 7/01/24 (Pre-refunded 7/01/10) – MBIA Insured
1,345	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	1,375,989
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	657,850
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
500	Longwood Central School District, Suffolk County, New York, Series 2000, 5.750%, 6/15/20	6/11 at 101.00	Aaa	538,595
	(Pre-refunded 6/15/11) – FGIC Insured
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	1,574,040
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	531,835
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 100.00	AAA	1,050,400
	Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 (Pre-refunded 6/15/11) – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003C:
285	5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	Aaa	302,391
255	5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	Aaa	270,560
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	1,057,350
	4/01/18 (Pre-refunded 4/01/12) – FSA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	1,046,600
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	2,158,580
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA	No Opt. Call	AAA	100,076
	Insured (ETM)
2,115	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	2,240,483
	Series 1994, 8.500%, 11/01/08 – MBIA Insured (Alternative Minimum Tax) (ETM)
265	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	AAA	278,926
	1993, 5.100%, 6/01/12 – MBIA Insured (ETM)

17,760	Total U.S. Guaranteed			18,251,430

	Utilities – 5.6% (3.6% of Total Investments)
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	513,400
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	2,370,379
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	3,046,409
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	258,073
	5.000%, 12/01/35 – CIFG Insured
	Power Authority of the State of New York, General Revenue Bonds, Series 2006A:
375	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	395,985
250	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	263,088

6,575	Total Utilities			6,847,334

	Water and Sewer – 9.1% (5.8% of Total Investments)
1,830	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001, 5.250%,	8/11 at 101.00	AAA	1,911,179
	8/01/36 – MBIA Insured
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,769,975
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	2,058,560
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
1,980	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	2,054,309
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
735	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	AAA	772,691
	1993, 5.100%, 6/01/12 – MBIA Insured
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	2,591,724
	6/01/28 – MBIA Insured

10,705	Total Water and Sewer			11,158,438

$ 184,290	Total Investments (cost $188,225,866) – 156.9%			192,268,140

	Floating Rate Obligations – (5.1)%			(6,270,000)

	Other Assets Less Liabilities – 1.2%			1,578,992

	Preferred Shares, at Liquidation Value – (53.0)%			(65,000,000)

	Net Assets Applicable to Common Shares – 100%			$122,577,132

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At June 30, 2007, the cost of investments was $181,898,143.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$5,005,753
Depreciation	(901,478)

Net unrealized appreciation (depreciation) of investments	$4,104,275

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.